Series A Units (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Series A Units
Number of units authorized	9,965,000	9,965,000	9,965,000
Number of units outstanding	9,965,000	9,965,000	9,965,000
Stated value of unit	$ 1	$ 1	$ 1
Annum rate of return	8.00%	8.00%	8.00%
Series A units subject to possible redemption	$ 28,323,419	$ 26,686,397	$ 24,651,442
Original investment	$ 10,000,000	$ 10,000,000	$ 10,000,000